UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-09155
Investment Company Act File Number
Eaton Vance New Jersey Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
November 30
Date of Fiscal Year End
August 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance New Jersey Municipal Income Trust	as of August 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 172.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 26.0%
$250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/27	$257,935
250	New Jersey Educational Facilities Authority, (Georgian Court University), 5.00%, 7/1/33	251,205
220	New Jersey Educational Facilities Authority, (Georgian Court University), 5.25%, 7/1/37	222,944
2,660	New Jersey Educational Facilities Authority, (Kean University), 5.50%, 9/1/36	2,916,956
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40(1)	3,591,945
3,500	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/38(2)	3,665,690
1,650	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	1,723,128
965	New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), 7.50%, 12/1/32	1,136,056
3,150	Rutgers State University, 5.00%, 5/1/39(2)	3,420,679

		$17,186,538

Electric Utilities — 2.3%
$1,500	Salem County Pollution Control Financing Authority, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	$1,525,800

		$1,525,800

Hospital — 24.2%
$90	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$85,494
1,620	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	1,643,927
2,505	New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	2,606,903
2,495	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	2,557,200
915	New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), 5.75%, 7/1/39	935,899
1,525	New Jersey Health Care Facilities Financing Authority, (Kennedy Health System), 5.625%, 7/1/31	1,536,910
1,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/31(3)	1,037,700
1,750	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	1,752,118
2,625	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,649,675
1,075	New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	1,165,461

		$15,971,287

Housing — 3.6%
$715	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 4.70%, 10/1/37	$712,798
1,640	New Jersey Housing & Mortgage Finance Agency, (Single Family Housing), (AMT), 5.00%, 10/1/37	1,665,666

		$2,378,464

Industrial Development Revenue — 13.1%
$500	Middlesex County Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	$507,945
540	Middlesex County Pollution Control Authority, (Amerada Hess), 6.05%, 9/15/34	556,394
3,220	New Jersey Economic Development Authority, (Anheuser-Busch Cos., Inc.), (AMT), 4.95%, 3/1/47	3,140,885
215	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	208,851
750	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	797,475
220	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.10%, 6/1/23	235,149
1,235	New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	1,294,317
2,080	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	1,938,581

		$8,679,597

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 6.5%
$3,365	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(2)	$3,585,710
825	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	716,191

		$4,301,901

Insured-Electric Utilities — 1.9%
$1,250	Vineland, (Electric Utility), (NPFG), (AMT), 5.25%, 5/15/26	$1,256,737

		$1,256,737

Insured-Gas Utilities — 7.6%
$4,810	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (NPFG), (AMT), 4.90% to 10/1/25 (Put Date), 10/1/40	$5,017,311

		$5,017,311

Insured-General Obligations — 2.3%
$70	Egg Harbor Township School District, (AGM), 3.50%, 4/1/28	$70,016
1,240	Lakewood Township, (AGC), 5.75%, 11/1/31	1,440,260

		$1,510,276

Insured-Hospital — 6.6%
$750	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(2)	$791,707
1,460	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38(4)	1,521,846
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(2)	521,217
1,380	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,513,846

		$4,348,616

Insured-Housing — 5.1%
$3,390	New Jersey Housing and Mortgage Finance Agency, (Multi-Family Housing), (AGM), (AMT), 5.05%, 5/1/34	$3,395,492

		$3,395,492

Insured-Lease Revenue/Certificates of Participation — 4.3%
$1,500	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	$1,684,080
1,000	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	1,184,050

		$2,868,130

Insured-Other Revenue — 1.7%
$1,015	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,105,985

		$1,105,985

Insured-Special Tax Revenue — 12.7%
$6,000	Garden State Preservation Trust, (AGM), 0.00%, 11/1/25	$3,395,040
4,315	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,093,681
2,020	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	922,595
7,185	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	495,262
2,745	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	378,233
5,445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	698,866
3,425	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	409,185

		$8,392,862

Insured-Student Loan — 4.2%
$2,530	New Jersey Higher Education Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,752,286

		$2,752,286

Principal
Amount
(000’s omitted)	Security	Value
Insured-Transportation — 5.6%
$1,960	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$978,589
5,570	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	1,984,090
400	Port Authority of New York and New Jersey, (FGIC), (NPFG), (AMT), 5.00%, 8/1/36	400,132
315	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	352,998

		$3,715,809

Insured-Water and Sewer — 4.6%
$2,985	New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$3,035,626

		$3,035,626

Lease Revenue/Certificates of Participation — 5.3%
$1,500	New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,647,030
1,790	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transformation Program), 5.25%, 10/1/38	1,866,505

		$3,513,535

Other Revenue — 7.4%
$7,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$248,544
13,280	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	242,227
600	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	650,520
2,700	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	2,927,340
4,270	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	214,952
900	Tobacco Settlement Financing Corp., 5.00%, 6/1/41	619,119

		$4,902,702

Senior Living/Life Care — 3.0%
$465	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$465,967
770	New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	762,723
815	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	730,542

		$1,959,232

Special Tax Revenue — 1.3%
$100	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$100,191
175	New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	168,452
500	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	566,665

		$835,308

Student Loan — 4.0%
$110	New Jersey Higher Education Assistance Authority, 5.625%, 6/1/30	$119,649
2,500	New Jersey Higher Education Assistance Authority, (AMT), Variable Rate, 1.337%, 6/1/36(2)(5)	2,492,650

		$2,612,299

Transportation — 17.9%
$620	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$651,093
1,080	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	1,132,477
250	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	282,213
815	New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	930,828
3,600	New Jersey Turnpike Authority, 5.25%, 1/1/40	3,892,176
480	Port Authority of New York and New Jersey, 4.50%, 11/1/33	497,942
1,000	Port Authority of New York and New Jersey, 5.00%, 9/1/34	1,042,890
1,995	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	2,224,385
1,175	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,193,494

		$11,847,498

Principal
Amount
(000’s omitted)	Security	Value
Water and Sewer — 1.5%
$985	Cumberland County Improvement Authority, (Solid Waste System), 5.00%, 1/1/30	$1,019,544

		$1,019,544

Total Tax-Exempt Investments — 172.7% (identified cost $109,542,477)		$114,132,835

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (50.6)%		$(33,426,664)

Other Assets, Less Liabilities — (22.1)%		$(14,601,848)

Net Assets Applicable to Common Shares — 100.0%		$66,104,323

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Trust invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 36.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 10.2% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of an inverse floater.

(3)		When-issued security.

(4)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(5)		Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $492,650.

A summary of financial instruments outstanding at August 31, 2010 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
12/10	125 U.S. 30-Year Treasury Bond	Short	$(16,734,914)	$(16,878,906)	$(143,992)

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Trust	Paid To Trust	Date	Depreciation
JPMorgan Chase Co.	$1,362,500	4.046%	3-month USD- LIBOR-BBA	September 17, 2010 / September 17, 2040	$(242,495)
Merrill Lynch Capital Services, Inc.	2,187,500	3.374	3-month USD- LIBOR-BBA	November 24, 2010 / November 24, 2040	(84,670)

					$(327,165)

The effective date represents the date on which the Trust and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2010, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Trust holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Trust may enter into interest rate swap contracts. The Trust may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $471,157.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$94,958,007

Gross unrealized appreciation	$6,881,380
Gross unrealized depreciation	(2,278,552)

Net unrealized appreciation	$4,602,828

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, the inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$114,132,835	$—	$114,132,835

Total Investments	$—	$114,132,835	$—	$114,132,835

Liability Description

Futures Contracts	$(143,992)	$—	$—	$(143,992)
Interest Rate Swaps	—	(327,165)	—	(327,165)

Total	$(143,992)	$(327,165)	$—	$(471,157)

The Trust held no investments or other financial instruments as of November 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance New Jersey Municipal Income Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	October 25, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	October 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	October 25, 2010